Consolidated Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 196	$ 205
Adjustments to reconcile to net cash flows provided by operating activities:
Depreciation and amortization	237	216
Deferred income taxes and amortization of investment tax credits	231	16
Provision for losses on accounts receivable	14	10
Pension and non-pension postretirement benefits	(2)	(2)
Other non-cash, net	(12)	(21)
Changes in assets and liabilities:
Receivables and unbilled revenues	(22)	25
Income tax receivable	(103)	2
Pension contributions	(11)	(11)
Accounts payable and accrued liabilities	(164)	(131)
Accrued taxes	(37)	73
Other assets and liabilities, net	(22)	(51)
Net cash provided by operating activities	305	331
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	(659)	(548)
Acquisitions, net of cash acquired	(20)	(3)
Proceeds from secured seller promissory note from the sale of the Homeowner Services Group	795	0
Removal costs from property, plant and equipment retirements, net	(40)	(29)
Purchases of available-for-sale fixed-income securities	0	(27)
Proceeds from sales and maturities of available-for-sale fixed-income securities	17	39
Net cash provided by (used in) investing activities	93	(568)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt, net of discount	7	810
Repayments of long-term debt	(3)	(531)
Net short-term (repayments) borrowings with original maturities less than three months	(222)	120
Advances and contributions in aid of construction, net of refunds of $8 and $9 for the three months ended March 31, 2026 and 2025, respectively	19	13
Debt issuance costs	0	(5)
Dividends paid	(162)	(149)
Other, net	(5)	(4)
Net cash (used in) provided by financing activities	(366)	254
Net increase in cash, cash equivalents and restricted funds	32	17
Cash, cash equivalents and restricted funds at beginning of period	139	140
Cash, cash equivalents and restricted funds at end of period	171	157
Non-cash investing and financing activity
Capital expenditures acquired on account but unpaid as of the end of period	$ 320	$ 298